U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:         Sit Mid Cap Growth Fund, Inc.
                                       4600 Norwest Center
                                       Minneapolis, MN 55402

2. Name of each series or class of funds for which this notice is filed:
                                       Sit Mid Cap Growth Fund, Inc.

3. Investment Company Act File Number: 811-03342
   Securities Act File Number:         2-75151

4. Last day of fiscal year for which this notice is filed: June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but not before termination of the issuer's 24f-2
   declaration:                                                     [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
   fiscal year:                                                     N/A

8. Number and amount of securities registered during the fiscal year other than
   pursuant to rule 24f-2:                                          N/A

9. Number and aggregate sale price of securities sold during the fiscal year:
                                                  20,360,589 shares $299,788,943

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                  20,360,589 shares $299,788,943

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.   Calculation of registration fee:
      (I)   Aggregate sale price of securities sold during the fiscal
            year in reliance on rule 24f-2 (from item 10):         $ 299,788,943
      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if applicable): +
      (iii) Aggregate price of shares redeemed or repurchased during
            the fiscal year (if applicable:)     18,171,415 shares - 269,258,711
      (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                                +

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if applicable):   30,530,232
      (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
            Instruction C.6):                                         x .0003448
      (vii) Fee due [line (I) or line (v) multiplied by line (vi)]:$   10,526.82

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 8, 1997


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                             /s/ Paul E. Rasmussen
                                                     Vice President

Date: August 11, 1997

                                 August 5, 1997

Sit Mid Cap Growth Fund, Inc.
4600 Norwest Center
Minneapolis, Minnesota 55402

         Re:      Rule 24f-2 Notice (Registration Number 2-75151)

Ladies and Gentlemen:

         We have acted as general counsel to Sit Mid Cap Growth Fund, Inc., a Minnesota corporation (the "Fund"), in connection with the Fund's Registration Statement on Form N-1A (Registration Number 2-75151). This opinion is addressed to you in connection with a filing by the Fund of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion. Based thereon, we advise you that, in our opinion, the 20,360,589 shares of common stock, $.001 par value per share, issued by the Fund during the fiscal year ended June 30, 1997, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Fund referred to above.

                              Very truly yours,
                              /S/ Dorsey & Whitney LLP

MJR